Loans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Summary of troubled debt restructurings
Post-Modification Recorded Investment	$ 975	$ 5,098
Pre-Modification Recorded Investment	975	5,098
Number of loans restructured	11	9
Commercial [Member]
Summary of troubled debt restructurings
Post-Modification Recorded Investment		4,440
Pre-Modification Recorded Investment		4,440
Number of loans restructured		2
Commercial real estate [Member]
Summary of troubled debt restructurings
Post-Modification Recorded Investment	177	372
Pre-Modification Recorded Investment	177	372
Number of loans restructured	2	2
Residential real estate [Member]
Summary of troubled debt restructurings
Post-Modification Recorded Investment	798	286
Pre-Modification Recorded Investment	$ 798	$ 286
Number of loans restructured	9	5